Notes Payable (Details) - USD ($)				6 Months Ended			12 Months Ended
	Sep. 30, 2024	Jul. 31, 2024	Nov. 21, 2023	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Notes Payable [Line Items]
Sell an aggregate amount							$ 914,442
Common stock issue (in Shares)				1,477,575	[1]		438,987	[1],[2]	12,384	[2]
Transaction costs							$ (85,558)
Notes issued							622,239
Proceeds issuance of notes			$ 6,000,000	$ 1,519,437
Repaid notes payable							1,150,000
Notes payable balance
Securities Purchase Agreement [Member]
Notes Payable [Line Items]
Sell an aggregate amount		$ 1,150,000
Original issue discount		$ 150,000
Common stock issue (in Shares)		929
Original issue discount		$ 1,000,000
Non-interest bearing per annum		14.00%
Fair value of notes		$ 622,239
Transaction costs		137,500
Notes issued		85,558
Proceeds issuance of notes		$ 51,942
Repaid notes payable	$ 1,150,000

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects, retrospectively, a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations.”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”